Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2026
Disclosure Of Deferred tax assets and liabilities [Abstract]
Deferred tax assets and liabilities

14.    Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

Recognized deferred tax assets / (liabilities)	Assets / (liabilities)
	March 31, 2026	March 31, 2025
Deductible temporary difference
Property, plant and equipment	1,046	1,092
Lease obligations on right of use assets	200	185
Provision for employee benefits	115	53
Accounts receivable	86	146
Payment to the MSME vendors	-	11
Intangible assets	8	-
Provision for doubtful advances	4	23
	1,459	1,510
Taxable temporary difference
Intangible assets	-	(86)
Finance lease obligations	-	(28)
	-	(114)

Net deferred tax asset (liability) recognized in balance sheet	1,459	1,396

In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as of March 31, 2024	Recognized in income statement	Recognized in Other Comprehensive Income	Balance as of March 31, 2025	Recognized in income statement	Recognized in Other Comprehensive Income	Balance as of March 31, 2026
Property, plant and equipment	971	121	-	1,092	(46)	-	1,046
Intangible assets	(143)	57	-	(86)	94	-	8
Lease obligations on right of use assets	182	3	-	185	15	-	200
Finance lease obligations	(28)	-	-	(28)	28	-	-

Payment to MSME vendors	11	-	-	11	(11)	-	-
Provision for employee benefits	49	4	-	53	61	1	115
Accounts receivable	131	15	-	146	(60)	-	86
Provision for doubtful advances	23	-	-	23	(19)	-	4
Total	1,196	200	-	1,396	62	1	1,459

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 2026	As of March 31, 2025
Unrecognized tax losses	2,564	1,228
	2,564	1,228

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Tax expense recognized in profit or loss

	March 31, 2026	March 31, 2025	March 31, 2024
Current tax expense / (benefit)
Current period	487	699	515

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(62)	(200)	(332)

Total tax expense / (benefit)	425	499	183

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Profit/(Loss) before income taxes	(941)	(286)	352
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	(237)	(72)	89
Effect of:
Recognition of previously unrecognized deferred tax asset on temporary differences	-	-	(2)
Difference on account differential tax rates in different jurisdictions	9	49	(23)
Effect of unrecognized business loss including reversal of previously recognized DTA on business loss	438	383	157
Expenses/income not taxable
Effect of expenses that are not deductible in determining taxable profit	99	33	27
Utilization of previously unrecognized temporary differences	85	58	-
Permanent difference on account of coupon charges on CCDs	(36)	(39)	(30)
Others	67	87	(35)
	425	499	183